UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22387

Salient Alternative Strategies Master Fund

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell Salient Alternative Strategies Master Fund 4265 San Felipe, 8th Floor Houston, TX 77027 (Name and address of agent for service)	George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: 713-993-4675

Date of fiscal year end: 12/31/15

Date of reporting period: 06/30/15

Item 1.	Reports to Stockholders.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Shareholder Report

June 30, 2015

(Unaudited)

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statement of Assets and Liabilities

June 30, 2015

(Unaudited)

Assets:
Investments in Investment Funds, at fair value (Cost $2,515,996)	$1,505,921
Investments in securities, at fair value (Cost $4,109,845)	5,381,911

Total investments	6,887,832
Cash and cash equivalents	5,873,323
Deposits with brokers for swap agreements	1,470,000
Receivable from investments sold	624,089
Prepaids and other assets	10,077

Total assets	14,865,321

Liabilities:
Payable to broker for swap agreements	169,785
Unrealized loss on swap agreements	25,646
Investment Management Fees payable	27,428
Administration fees payable	31,250
Accounts payable and accrued expenses	101,869

Total liabilities	355,978

Net assets	$14,509,343

Net assets consist of:
Paid-in-Capital	$18,013,593
Accumulated net investment loss	(3,753,536)
Accumulated net realized again	12,941
Net unrealized appreciation on investments	236,345

Net assets	$14,509,343

Net asset value per share outstanding (15,779 shares outstanding)[1]	$919.51

1	Per share amount may not recalculate due to rounding of net assets and shares outstanding.

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments

June 30, 2015

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Investments in Investment Funds
Passive Foreign Investment Companies
Event Driven (0.31% of Net Assets)
King Street Capital, Ltd. (British Virgin Islands)	287	$44,929

Total Event Driven		44,929

Bottom Up Alpha (10.07% of Net Assets)
Blue Mountain Credit Alternatives Fund, Ltd. (Cayman Islands)	4,800	496,926
D.E. Shaw Composite International Fund (Bermuda)	30	16,459
Millennium International, Ltd. (Cayman Islands)	490	886,283
Overseas CAP Partners, Inc. (Cayman Islands)	7	61,324

Total Bottom Up Alpha		1,460,992

Total Investments in Investment Funds (Cost $2,515,996)		1,505,921	10.38%

Investments in Securities
Registered Investment Companies
United States
Closed End Mutual Funds (8.98% of Net Assets)
Tactical Credit
Apollo Tactical Income Fund, Inc.(1)	24,836	391,663
Ares Dynamic Credit Allocation Fund(1)	25,532	391,405
BlackRock Debt Strategies Fund, Inc.(1)	90,177	326,441
NexPoint Credit Strategies Fund(1)	26,484	194,128

Total Tactical Credit		1,303,637

Total Closed End Mutual Funds		1,303,637

Money Market Funds (25.71% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Shares, 0.00%(1)(2)	3,730,190	3,730,190

Total Money Market Funds		3,730,190

Real Estate Investment Trust (0.82% of Net Assets)
Tactical Credit
NexPoint Residential Trust Inc.(1)	8,828	118,560

Total Tactical Credit		118,560

Total Real Estate Investment Trust		118,560

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Schedule of Investments, continued

June 30, 2015

(Unaudited)

	Shares/ Principal Amount*	Fair Value	% of Net Assets
Common Stock
United States
Capital Markets (1.58% of Net Assets)
Ellington Financial LLC(1)	12,400	$229,524

Total Capital Markets		229,524

Total United States		229,524

Total Common Stock		229,524

Total Investments in Securities (Cost $4,109,845)		5,381,911	37.09%

Total Investments (Cost $6,625,841)		$6,887,832	47.47%

All Investment Funds and securities are non-income producing unless noted otherwise.

*	Shares and principal amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security.
(2)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2015.

Total Return Swap Agreements:

Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
GS Risk Premium Basket Series 29 Excess Return(a)	Goldman Sachs International	8/21/2015	$3,069,781	$(25,646)
Lyxor Swap(b)	Societe Generale	8/19/2016	4,705,132	—

			$7,774,913	$(25,646)

(a)

This is a synthetic rules-based proprietary strategy which provides synthetic exposure to a number of risk premia, including Value, Quality, Carry and other factors, across a number of markets, including equities, commodities, interest rates, and foreign exchange for a basket of underlying assets.

(b)	This investment is held by the Subsidiary.

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statement of Operations

Six Months Ended June 30, 2015

(Unaudited)

Investment income:
Dividend income	$119,604
Interest income	9,374

Total investment income	128,978

Expenses:
Investment Management Fees	73,995
Administration fees	62,767
Custodian fees	55,000
Interest expense	36,672
Legal fees	28,583
Professional fees	45,653
Trustees fees	23,750
Other expenses	17,146

Total expenses	343,566

Net investment loss	(214,588)

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments and foreign currency translations	3,026,001
Net realized gain from swap agreements	871,272
Change in unrealized appreciation/depreciation from investments	(3,156,457)

Net realized and unrealized gain from investments	740,816

Net increase in net assets resulting from operations	$526,228

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Net assets, beginning of period	$28,984,849	$43,657,722
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(214,588)	(268,298)
Net realized gain from investments	3,897,273	1,487,364
Change in unrealized appreciation/depreciation from investments	(3,156,457)	(441,986)

Net increase in net assets resulting from operations	526,228	777,080

Distributions	—	(882,418)

Change in net assets from distributions	—	(882,418)

Capital Transactions:
Subscriptions	—	—
Proceeds from reinvestment of dividends	—	882,418
Redemptions	(15,001,734)	(15,449,953)

Change in net assets from capital transactions	(15,001,734)	(14,567,535)

Net assets, end of period	$14,509,343	$28,984,849

Accumulated net investment loss	$(3,753,536)	$(3,538,948)

Share Transactions:
Issued	—	—
Reinvested	—	971
Redeemed	(16,116)	(16,864)

Change in shares	(16,116)	(15,893)

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

(A Limited Partnership)

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2015

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$526,228
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(7,769,096)
Proceeds from disposition of investments	35,282,051
Net realized loss from investments	(3,130,411)
Change in unrealized appreciation/depreciation from investments	3,222,714
Change in unrealized appreciation/depreciation from swap agreements	38,148
Change in operating assets and liabilities:
Deposits with brokers for swap agreements	3,140,000
Foreign currency, at fair value	1,121,862
Receivable from investments sold	336,828
Receivable from broker on swap agreement	88,775
Dividends and interest receivable	163,042
Prepaids and other assets	(8,039)
Payable to broker on swap agreement	169,785
Investment Management Fees payable	(44,473)
Administration fees payable	10,417
Interest expense payable	(41,699)
Accounts payable and accrued expenses	(25,114)

Net cash provided by operating activities	33,081,018

Cash flows from financing activities:
Redemptions	(24,627,258)
Repayments on line of credit	(12,619,472)

Net cash used in financing activities	(37,246,730)

Net decrease in cash and cash equivalents	(4,165,712)
Cash and cash equivalents at beginning of period	10,039,035

Cash and cash equivalents at end of period	$5,873,323

Supplemental schedule of cash activity:
Cash paid for interest	$78,371

See accompanying notes to consolidated financial statements.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements

June 30, 2015

(Unaudited)

(1) ORGANIZATION

Salient Alternative Strategies Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Master Fund is the master fund in a master-feeder structure in which there are currently two feeder funds. The Master Fund has authorized an unlimited number of common shares of beneficial interest (“Common Shares”) and has issued 15,779 Common Shares as of June 30, 2015.

The board of trustees of the Master Fund (each member thereof a “Trustee” and collectively the “Board”) has approved the closure and commencement of liquidation of the Master Fund, whereby the Master Fund has ceased its investment operations and commenced liquidation of its assets (the “Liquidation”) on February 13, 2015. In light of the Master Fund’s portfolio holdings, the Master Fund currently anticipates that the Liquidation will take approximately one year from commencement to complete.

The Master Fund’s investment objective is to actively manage the portfolio during the closure and liquidation process to return investor capital in an orderly and equitable fashion. The Master Fund will continue to remain compliant as a Registered Investment Company throughout the liquidation process, which includes retaining an appropriate level of cash and liquid securities.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Salient Advisors, L.P. (the “Adviser”) to manage the Master Fund’s portfolio and operations. The Adviser is a Texas limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and commodity trading advisor, and is a member of the National Futures Association. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Master Fund may invest up to 25% of its total assets in Salient Alternative Strategies Offshore Fund, Ltd. (the “Subsidiary”). The Subsidiary, which is wholly-owned by the Master Fund, and therefore consolidated in the Master Fund’s consolidated financial statements, is organized under the laws of the Cayman Islands. The Subsidiary was formed on June 12, 2012, and has been consolidated since its formation. The Master Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies (“RIC”). Where the context requires, the “Master Fund” includes the Master Fund and the Subsidiary.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, management expects that risk of loss to be remote.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying consolidated financial statements include the accounts of the Master Fund and the Subsidiary on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) PORTFOLIO SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the date of the consolidated financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Consolidated Statement of Operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of June 30, 2015.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the- counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Non exchange-traded derivatives, such as swap agreements are valued based on procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy. Interest rate and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

•

OTHER—Investments in open-end RICs that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are presented in the Master Fund’s Consolidated Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives, including the primary underlying risk exposures related to each instrument type.

SWAP AGREEMENTS—The Master Fund invests in swap agreements to replicate the performance of a particular Investment Fund or to adjust or hedge market or risk exposure. As of June 30, 2015, the Master Fund is invested in total return swaps.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other at periodic settlement dates, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the physical delivery of assets, thereby limiting the risk of loss to the Master Fund to the net amount of payments it is contractually obligated to make. The use of swap agreements involves, to varying degrees, elements of market risk, equity risk and counterparty risk. The Master Fund remains subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

creditworthy, or unless the swap agreement is centrally cleared. With swap agreements not centrally cleared, the Master Fund bears the risk of loss of the amount expected to be received under the swap agreement if the counterparty fails to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for over-the-counter swap agreements as the clearing organization becomes substituted for each counterparty and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Master Fund. However, the Master Fund seeks to minimize this risk by generally requiring collateral, in the form of cash, to be held in a broker segregated account for swap agreements. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary securities transactions.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2015, and where such derivatives are recorded:

	Assets	Liabilities
	Unrealized Gain on Swap Agreements	Unrealized Loss on Swap Agreements
Equity Risk Exposure:
Swap Agreements	$—	$(25,646)

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2015:

	Net Realized Gain (Loss) from Derivative Instruments	Change in Unrealized Appreciation/ Depreciation from Derivative Instruments
Equity Risk Exposure:
Swap Agreements	$871,272	$(38,148)

As described above, the Master Fund utilized derivative instruments to achieve its investment objective during the six months ended June 30, 2015. The Master Fund may enter into International Swap and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreements with its derivative contract counterparties whereby the Master Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. Under the ISDA Master Agreements in place at June 30, 2015, the Master Fund is subject to master netting agreements that allow for amounts owed between the Master Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to or from different counterparties. At June 30, 2015, the Master Fund did not hold any derivatives with applicable master netting agreements which were presented on a net basis in the financial statements.

As of June 30, 2015, the Master Fund had one total return swap agreement with Societe Generale as the counterparty with no unrealized gain or loss, and one total return swap with Goldman Sachs International as the counterparty with an unrealized loss of $25,646 as presented in the Consolidated Statement of Assets and Liabilities.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

The following is a summary of the average monthly notional value of swap agreements in the Master Fund for the six months ended June 30, 2015, as well as the notional value of swap agreements outstanding as of June 30, 2015:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2015
Total Return swap Agreements	$9,056,232	$7,774,913

(g) CFTC REGULATION

The Master Fund is deemed to be a commodity pool under the Commodity Exchange Act, as amended (the “CEA”). In 2013, the CFTC adopted final regulations designed to harmonize the obligations of registered commodity pool operators (“CPOs”) for commodity pools that are also registered as investment companies under the 1940 Act (the “Harmonization Rules”). Under the Harmonization Rules, the CFTC generally will accept the SEC’s disclosure, reporting, and recordkeeping regime as “substituted compliance” for substantially all of the CFTC’s regulations as long as the CPO complies with applicable requirements under the SEC’s statutory and regulatory compliance regime to which it or the pool is already subject. The Adviser intends to operate the Master Fund in compliance with the CFTC’s Harmonization Rules.

(h) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(i) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; interest expenses and loan fees; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; research expenses; costs of insurance; registration expenses; offering costs; transfer taxes and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Adviser.

(j) INCOME TAXES

The Master Fund intends to continue to qualify as a RIC by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. When investing in Investment Funds, the Master Fund generally invests its assets in foreign corporations that are classified as passive foreign investment companies (“PFICs”). The Master Fund has elected to have a tax year end of December 31. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

For the current open tax year and the tax years ended December 31, 2012 through December 31, 2014, for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2015, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions which remain open under the statute of limitations (generally three years for federal income tax purposes), are subject to examination by federal and state tax jurisdictions.

The Subsidiary is an exempted Cayman investment company for tax purposes. The Subsidiary has made an application to the Governor-in-Council of the Cayman Islands for, and has received, an undertaking exempting it from all local income, profits and capital gains taxes for a period of 20 years from June 26, 2012. Currently, no such taxes are levied in the Cayman Islands.

The Subsidiary is a Controlled Foreign Corporations (“CFCs”) for U.S. income tax purposes, and are therefore not subject to U.S. income tax. However, as wholly owned CFC, the Subsidiary’s net income and capital gains, to the extent of its earnings and profits, is consolidated into the Master Fund’s investment company taxable income.

(k) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Distributions will be paid annually on Common Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. Each shareholder will automatically be a participant under the Master Fund’s Dividend Reinvestment Plan (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Common Shares. Election not to participate in the DRIP and to receive all income dividends and/or capital gain distributions, if any, in cash may be made by notice to the Master Fund.

Prior to the Liquidation, Common Shares were issued pursuant to the DRIP at the Master Fund’s NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period in which an investor can purchase Common Shares and still be entitled to receive the dividend).

(l) USE OF ESTIMATES

The consolidated financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2—investments with other significant observable inputs

•	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are required to be supported by market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

In April 2015, FASB issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 820 Fair Value Measurement. The Master Fund has elected to early adopt and retrospectively apply ASU 2015-07. The impact of the early adoption of ASU 2015-07 has been reflected in the notes to the financial statements. Prior to this, investments valued using the practical expedient were categorized within the fair value hierarchy on the basis of whether the investment is redeemable with the investee at net asset value on the measurement date, never redeemable with the investee at net asset value, or redeemable with the investee at net asset value at a future date. The retroactive application of ASU 2015-07 results in the exclusion of any Investment Funds valued using NAV as practical expedient from the investment roll forward included in the December 31, 2014 audited financial statements. As a result of adopting ASU 2015-07, Investment Funds with a fair value of $1,505,921 are excluded from the fair value hierarchy as of June 30, 2015.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

	LEVEL 1		LEVEL 2		LEVEL 3	INVESTMENTS VALUED AT NAV		TOTAL
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^
Investment Funds
Passive Foreign Investment Companies
Event Driven	$—	$—	$—	$—	$—	$44,929	$—	$44,929	$—
Bottom Up Alpha	—	—	—	—	—	1,460,992	—	1,460,992	—
Investment Securities
Registered Investment Companies
Money Market Funds	3,730,190	—	—	—	—	—	—	3,730,190	—
Tactical Credit	1,422,197	—	—	—	—	—	—	1,422,197	—
Common Stock	229,524		—	—	—	—	—	229,524	—
Derivative Instruments
Swap Agreements	—	—	—	(25,646)	—	—	—	—	(25,646)

Total	$5,381,911	$—	$—	$(25,646)	$—	$1,505,921	$—	$6,887,832	$(25,646)

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Investments as investments, such as swap agreements. These financial instruments are generally recorded in the consolidated financial statements at the unrealized gain or loss on the financial instrument.

The categorization of investments amongst Level 1 through Level 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

As of June 30, 2015, the Master Fund does not hold any investments that have to be included in the fair value hierarchy. For the period ended June 30, 2015, the Master Fund sold a Level 3 asset-backed security resulting in a realized gain of $201,673 and a change in unrealized depreciation in the amount of $191,024.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

No adjustments were made to the NAVs provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a one year lock-up period from the date of the initial investment or an additional investment. A listing of the

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

investments held by the Master Fund and their attributes as of June 30, 2015, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Redemption Frequency*	Notice Period (in Days)*		Redemption Restrictions and Terms*
Event Driven(a)	Seek to profit from companies expecting to face major corporate events.	$44	N/A		N/A	Non-redeemable
Bottom Up Alpha(b)	Invest simultaneously in long and short positions across various asset classes.	$1,461	Quarterly	≤	90	25% per quarter limit; illiquid
		$1,505

*

The information summarized in the table above represents the general terms for a majority of the investments in Investment Funds within the specified investment category. Individual Investment Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms.

(a)

This category includes Investment Funds that invest in securities of companies that are facing a major corporate event. Investments in this category include common and preferred equities as well as debt of companies where the managers expect certain events to occur including mergers, acquisitions, restructurings, spin-offs or significant litigation.

(b)

This category includes Investment Funds that invest in an identified security or group of securities that are undervalued or overvalued relative to another security or security group. Investments under this category may include derivatives, commodities, fixed income securities, and long and short equity strategies.

The following is a summary of the fair value as a percentage of net assets, and liquidity provisions for all investments in other Investment Funds constituting greater than 5% of net assets as of June 30, 2015:

Passive Foreign Investment Companies	Fair Value as % of Net Assets	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms*
Millennium International, Ltd.	6.11%	Millennium International, Ltd. invests a substantial portion of its capital in Millennium Offshore Intermediate, L.P., which in turn invests a substantial portion of its capital in Millennium Partners, L.P., which is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.	Quarterly	25% per quarter limit

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

(4) FEDERAL INCOME TAXES

The Master Fund’s tax cost as of June 30, 2015, was $12,383,405 resulting in accumulated net unrealized depreciation of $5,495,573 consisting of $473,725 in gross unrealized appreciation and $5,969,298 in gross unrealized depreciation.

As of the latest tax year ended December 31, 2014, the following reclassifications have been made to increase (decrease) such accounts in the Master Fund with offsetting adjustments as indicated:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)	Paid-in-Capital
December 31, 2014	$3,602,023	$(341,124)	$(3,260,899)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2014 was as follows:

	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid*
December 31, 2014	$982,418	$—	$982,418	$—	$982,418

*	Total distributions paid may differ from that disclosed in the Consolidated Statements of Changes in Net Assets due to distributions being recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings (Deficit)
December 31, 2014	$—	$—	$(1,752,924)	$(2,277,554)	$(4,030,478)

(1)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

As of December 31, 2014, the Master Fund had net capital loss carry forwards (“CLCFs”) as summarized in the tables below.

CLCFs subject to expiration:

Amount	Expires
$1,141,078	2018
2,010,908	2019

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

CLCFs not subject to expiration:

Short-term Amount	Long-term Amount	Total
$772,290	$—	$772,290

These amounts will be available to offset future taxable capital gains. It is the Board’s intent that the Master Fund will not distribute any realized gain distributions until the CLCFs have been offset or expired. Under the Regulated Investment Company Modernization Act of 2010, the Master Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment CLCFs may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. As of December 31, 2014, the Master Fund had no deferred losses.

(5) SHAREHOLDERS ACCOUNTS

Effective February 13, 2015 as a result of the Liquidation, the Master Fund no longer offers or sells Common Shares to new investors or existing shareholders (except through reinvested dividends if any), and the Funds will no longer conduct repurchase offers.

(6) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2015, the Master Fund held investments in Investment Funds, securities and derivatives.

For the six months ended June 30, 2015, excluding short-term investments, the proceeds from sales of investments was $25,947,459, and there were no purchases of investments.

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, early redemption fees. The Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a one year lock-up period from the date of the initial or additional investment. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

(7) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(8) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(9) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month end, aggregate, net asset value of the Master Fund and its feeder funds (each a “Fund” and collectively, the “Funds”) (net of any Fund’s net asset value invested in another Fund) (the “Fund’s NAV”). The Master Fund pays its pro rata share of total administration fees based on its proportionate net asset value to the aggregate net asset value of all Funds. The Funds are charged, on an annual basis, 6 basis points on the Fund’s NAV of up to $2 billion, 5 basis points on the Fund’s NAV between the amounts of $2 billion and $5 billion, 2 basis points on the Fund’s NAV between the amounts of $5 billion and $15 billion and 1.25 basis points on the Fund’s NAV over $15 billion. The minimum annual fee is $125,000. The Administrator also provides the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

(10) RELATED PARTY TRANSACTIONS

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), calculated and accrued monthly, and payable quarterly in arrears, equal to 0.0625% (0.75% annually) of the Master Fund’s net asset value determined at the end of each month. For the six months ended June 30, 2015, the Master Fund incurred $73,995 in Investment Management Fees.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Notes to Consolidated Financial Statements, continued

June 30, 2015

(Unaudited)

(11) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2015 (Consolidated) (Unaudited)	Year Ended December 31, 2014 (Consolidated)	Year Ended December 31, 2013 (Consolidated)	Year Ended December 31, 2012 (Consolidated)	Year Ended December 31, 2011	For the period from February 1, 2010 through December 31, 2010[1]
Per share operating performance:
Net asset value, beginning of period	$908.77	$913.56	$980.58	$960.24	$997.18	$1,000.00
Income (loss) from operations:
Net investment loss	(11.62)[2]	(6.20)[2]	(20.75)[2]	(11.96)[2]	(7.39)[2]	(12.51)
Net realized and unrealized gain (loss) from investments	22.36 [2]	29.08 [2]	56.82 [2]	95.62 [2]	(13.60)[2]	24.16

Net increase (decrease) resulting from operations	10.74	22.88	36.07	83.66	(20.99)	11.65
Distributions	—	(27.67)	(103.09)	(63.32)	(15.95)	(14.47)

Total	10.74	(4.79)	(67.02)	20.34	(36.94)	(2.82)

Net asset value, end of period	$919.51	$908.77	$913.56	$980.58	$960.24	$997.18

Net investment loss to average net assets[3]	(2.29)%	(0.67)%	(2.10)%	(1.20)%	(0.74)%	(1.32)%

Total operating expenses to average net assets[3,4]	3.67%	2.84%	2.43%	1.72%	1.42%	1.42%

Portfolio turnover[5]	0.00%	32.13%	21.42%	11.65%[6]	54.92%	57.50%

Total return[7]	1.18%	2.50%	3.68%	8.71%	(2.11)%	1.16%

Net assets, end of period (000s)	$14,509	$28,985	$43,658	$91,295	$125,916	$99,974

Asset coverage per $1,000 unit of senior indebtedness[8]	$—	$3,297	$3,023	$3,711
Short-term borrowings, end of period (000s)	$—	$12,619	$21,578	$33,672

1	The Master Fund commenced operations on February 1, 2010.
2	Calculated based on average shares outstanding.
3	Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
4	Expense ratios do not include expenses of the acquired funds that are paid indirectly by the Master Fund as a result of its ownership of the Investment Funds.
5	The portfolio turnover rate is not annualized for periods less than twelve months.
6	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategy that includes investing in short-term derivative instruments.
7	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.
8

Asset coverage is calculated by subtracting the Master Fund’s total liabilities (not including borrowings) from the Master Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

(12) SUBSEQUENT EVENTS

Effective August 24, 2015, Salient Partners, L.P. (“Salient”)—the parent company of the Master Fund’s Adviser—completed its acquisition of Forward Management (“Forward”). Following Salient’s acquisition of Forward, the Master Fund and the registered investment companies managed by subsidiaries of Salient are now related investment companies.

Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the consolidated financial statements were issued. Based on this evaluation, no adjustments were required to the consolidated financial statements as of June 30, 2015.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information

June 30, 2015

(Unaudited)

Trustees and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

The Master Fund and SAS I Fund together pay each of the Trustees who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $20,000, paid quarterly, an annual Board meeting fee of $2,500, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, an annual fee of $125 for membership on the audit committee and valuation committee, an annual fee of $167 for membership on the compliance committee, an annual fee of $1,000 for the audit committee chair and compliance committee chair, and an annual fee of $4,000 for the valuation committee chair. The Lead Independent Trustee receives an annual fee of $5,000, paid quarterly. There are currently six Independent Trustees. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2015.

Asset Class[1]	Fair Value	%
Event Driven	$44,929	0.7
BottomUp Alpha	1,460,992	21.2
Tactical Credit	1,422,197	20.7
Money Market Funds	3,730,190	54.1
Common Stock	229,524	3.3

Total Investments	$6,887,832	100.00

1	The complete list of investments included in each asset class is included in the Consolidated Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2015

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about Trustees of the Master Fund. The registration statement is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 20, 2015, the Board, including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), considered and approved the continuation of the Investment Management Agreement between each of the SAS I Fund and the Master Fund and the Adviser (the “Advisory Agreements”). In preparation for review of the Advisory Agreements, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreements. The Independent Trustees also met in-person in executive session and prior to the January 20 meeting to review and discuss aspects of these materials. At the request of the Independent Trustees, the Adviser made presentations regarding the materials and responded to questions from the Independent Trustees. The Board, including the Independent Trustees, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Trustees were assisted at all times by independent counsel.

Following the Board’s review, the Independent Trustees met in executive session, and reported that they had concluded that the Advisory Agreements would enable the Funds’ investors to obtain liquidation management services at a cost that is appropriate, reasonable, and in the interests of investors. They stated that, although an atypical consideration in light of the needed management of complex liquidation, prudent exercise of judgment warranted renewal of the advisory fees. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s services needed to manage the liquidation of complex investments, including risk oversight and monitoring, identifying opportunities to expedite investment realizations, and management to continue to meet tax qualification requirements during liquidation; the Adviser’s significant compliance, risk and tax reporting efforts; the Adviser’s investor services provided; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality management of and

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Supplemental Information, continued

June 30, 2015

(Unaudited)

oversight related to liquidation of complex assets, and to provide related services as provided in the past, that these services are appropriate in scope and extent in light of the Fund’s operations and needs.

The investment performance of the Funds. The Board reviewed comparative information provided by the Adviser regarding the Funds’ investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund underperformed for the period. In light of the determination to commence liquidation of the Funds, the Independent Trustees focused on the Adviser’s management services during liquidation of complex assets to realize the most value therefrom and concluded that the Adviser was capable of providing the necessary services.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in personnel and service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for advisory and related services, the complex nature of the Master Fund’s liquidation, the Adviser’s financial information, and the costs associated with managing the liquidation of the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies. The Board also noted the expected impact of an expense limitation agreement that was approved.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. In light of the declining assets of the Master Fund, and the liquidation course, the Board did not believe economies of scale were present or likely to become relevant. The considered the costs of liquidation and noted the expense limitation agreement capped non-liquidation expenses.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its shareholders. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

SALIENT ALTERNATIVE STRATEGIES MASTER FUND

Privacy Policy

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Independent Trustees

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Trustees and Officers

John A. Blaisdell, Trustee and Principal Executive Officer

Jeremy L. Radcliffe, Trustee and Secretary

John E. Price, Treasurer and Principal Financial Officer

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Salient Advisors, L.P.

Houston, TX

Fund Administrator and Transfer Agent

UMB Fund Services, Inc.

Milwaukee, WI

Custodian

Citibank, N.A.

New York, NY

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not Applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Consolidated Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Alternative Strategies Master Fund

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer

Date: August 27, 2015

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 27, 2015